Results by business segment	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Results by business segment

Note 26 Results by business segment
Composition of business segments
For management purposes, based on the products and services offered, we are organized into five business segments: Personal Banking, Commercial Banking, Wealth Management, Insurance and Capital Markets.
Personal Banking provides a broad suite of financial products and services to retail clients for their day-to-day
banking, investing and financing needs through three geographies: Canada, the Caribbean and the U.S. In Canada, we provide a broad suite of financial products and services through our large branch network, ATMs, and mobile sales network. In the Caribbean and the U.S., we offer a broad range of financial products and services in targeted markets.
Non-interest
income in Personal Banking mainly comprises Mutual fund revenue, Service charges and Card service revenue.
Commercial Banking offers a wide range of lending, deposit and transaction banking products and services to Canadian companies and foreign businesses in Canada at every stage of their business lifecycle through digital solutions, customized banking advice and services by experienced advisors, relationship managers and our broad team of specialists.
Non-interest
income in Commercial Banking mainly comprises Service charges, Foreign exchange revenue, other than trading and Credit fees.
Wealth Management primarily serves high-net-worth and ultra-high-net-worth individual and institutional clients with a comprehensive suite of advice-based solutions and investment strategies, as well as personalized banking relationships and self-directed investment service through our lines of businesses in Canada, the U.S., the U.K., Europe and Asia, including Canadian Wealth Management, U.S. Wealth Management (including City National), Global Asset Management, International Wealth Management, and Investor Services.
Non-interest
income in Wealth Management mainly comprises Investment management and custodial fees, Mutual fund revenue and Securities brokerage commissions.
Insurance has operations in Canada and globally providing a wide range of advice and solutions for individual and business clients including life, health, wealth, property & casualty, travel, group benefits, annuities, and reinsurance. We offer our products and services through a wide variety of channels, comprised of mobile advisors, advice centres, RBC Insurance
®
stores and digital platforms, as well as through independent brokers and partners. We also operate in reinsurance and retrocession markets globally offering life, critical illness, disability and longevity reinsurance products.
Non-interest
income in Insurance primarily comprises Insurance service result and Insurance investment result.
Capital Markets provides expertise in advisory & origination, sales & trading, lending & financing and transaction banking to corporate, institutional, sponsor and government clients globally in our two main business lines: Corporate & Investment Banking and Global Markets. In North America, we offer a full suite of products and services which include equity and debt origination and distribution, advisory services and sales & trading. Outside North America, we have a targeted strategic presence in the U.K. & Europe, Australia, Asia and other markets aligned to our global expertise. In the U.K. & Europe, we offer a diversified set of capabilities in key industry sectors of focus. In Australia and Asia, we compete with global and regional investment banks in targeted areas aligned to our global expertise, including fixed income distribution and currencies trading, secured financing, as well as corporate and investment banking.
Non-interest
income in Capital Markets mainly includes Trading revenue, Underwriting and other advisory fees and Credit fees.

All other enterprise level activities that are not allocated to these five business segments, such as certain liquidity and cash management activities, including amounts associated with unattributed capital, and consolidation adjustments, including the elimination of the taxable equivalent basis (teb)
gross-up
amounts, are included in Corporate Support. Teb adjustments gross up income from certain tax-advantaged
sources (U.S. tax credit business and Canadian taxable corporate dividends received on or before December 31, 2023) that are recorded in
Capital Markets to their effective tax equivalent value with the corresponding offset recorded in income taxes. Management believes that these teb adjustments are necessary for Capital Markets to reflect how it is managed and enhances the comparability of revenue across our taxable and tax-advantaged
sources. Our use of teb adjustments may not be comparable to similarly adjusted amounts at other financial institutions. The teb adjustment for the year ended October 31, 2025 was $
151
million (October 31, 2024 – $
294
million). Gains (losses) on economic hedges of our U.S. Wealth Management (including City National) share-based compensation plans, which are reflected in revenue, and related variability in share-based compensation expense driven by changes in the fair value of liabilities relating to these plans are also included in Corporate Support as this presentation more closely aligns with how we view business performance and manage the underlying risks.
Management reporting framework
Our management reporting framework is intended to measure the performance of each business segment as if it were a stand-alone business and reflects the way that the business segment is managed. This approach is intended to ensure that our business segments’ results include all applicable revenue and expenses associated with the conduct of their business and depicts how management views those results. We regularly monitor these segment results for the purpose of making decisions about resource allocation and performance assessment.
The expenses in each business segment may include costs or services directly incurred or provided on their behalf at the enterprise level. For other costs not directly attributable to one of our business segments, we use a management reporting framework that uses assumptions and methodologies for allocating overhead costs and indirect expenses to our business segments and that assists in the attribution of capital and the transfer pricing of funds to our business segments in a manner that consistently measures and aligns the economic costs with the underlying benefits and risks of that specific business segment. Activities and business conducted between our business segments are generally at market rates. All other enterprise level activities that are not allocated to our five business segments are reported under Corporate Support.
Our assumptions and methodologies used in our management reporting framework are periodically reviewed by us to ensure that they remain valid. The capital attribution methodologies involve a number of assumptions that are revised periodically.

	As at or for the year ended October 31, 2025

(Millions of Canadian dollars)	Personal Banking (1)	Commercial Banking (1)	Wealth Management (1)	Insurance	Capital Markets (1), (2)	Corporate Support (2)	Total
Net interest income (3)	$14,496	$7,268	$5,459	$–	$4,789	$988	$33,000
Non-interest income	5,358	1,294	16,919	1,321	9,637	(924)	33,605
Total revenue	19,854	8,562	22,378	1,321	14,426	64	66,605
Provision for credit losses	2,105	1,550	120	–	587	–	4,362
Non-interest expense	8,001	2,833	16,769	315	7,966	708	36,592
Net income (loss) before income taxes	9,748	4,179	5,489	1,006	5,873	(644)	25,651
Income taxes (recoveries)	2,643	1,159	1,200	178	480	(378)	5,282
Net income	$7,105	$3,020	$4,289	$828	$5,393	$(266)	$20,369
Non-interest expense includes:
Depreciation and amortization	$1,085	$105	$1,237	$46	$570	$2	$3,045
Impairment of other intangibles	9	–	22	1	2	–	34

Total assets	$574,456	$196,254	$196,129	$32,405	$1,223,853	$101,909	$2,325,006
Total assets include:
Additions to premises and equipment and intangibles	$476	$50	$912	$8	$365	$974	$2,785

Total liabilities	$574,462	$196,252	$194,689	$32,234	$1,223,212	$(34,994)	$2,185,855

	As at or for the year ended October 31, 2024

(Millions of Canadian dollars)	Personal Banking (1)	Commercial Banking (1)	Wealth Management (1)	Insurance	Capital Markets (1), (2)	Corporate Support (2)	Total
Net interest income (3)	$12,438	$6,061	$4,979	$–	$3,183	$1,292	$27,953
Non-interest income	4,904	1,321	14,647	1,224	8,829	(1,534)	29,391
Total revenue	17,342	7,382	19,626	1,224	12,012	(242)	57,344
Provision for credit losses	1,802	975	29	2	424	–	3,232
Non-interest expense	7,485	2,512	15,312	285	7,016	1,640	34,250
Net income (loss) before income taxes	8,055	3,895	4,285	937	4,572	(1,882)	19,862
Income taxes (recoveries)	2,134	1,077	863	208	(1)	(659)	3,622
Net income	$5,921	$2,818	$3,422	$729	$4,573	$(1,223)	$16,240
Non-interest expense includes:
Depreciation and amortization	$1,105	$62	$1,223	$6	$528	$(11)	$2,913
Impairment of other intangibles	21	–	23	2	22	–	68

Total assets	$555,029	$187,142	$184,503	$29,288	$1,127,661	$87,959	$2,171,582
Total assets include:
Additions to premises and equipment and intangibles	$2,274	$740	$887	$11	$494	$680	$5,086

Total liabilities	$554,970	$187,135	$183,055	$29,158	$1,127,564	$(37,492)	$2,044,390

(1)	On March 28, 2024, we completed the HSBC Canada transaction. HSBC Canada results have been consolidated from the closing date, and are included in our Personal Banking, Commercial Banking, Wealth Management and Capital Markets segments. For further details, refer to Note 6.
(2)	Taxable equivalent basis.
(3)	Interest revenue is reported net of interest expense as we rely primarily on net interest income as a performance measure.
Geographic segments
For geographic reporting, our segments are grouped into Canada, the U.S. and Other International. Transactions are primarily recorded in the location that best reflects the risk due to negative changes in economic conditions and prospects for growth due to positive economic changes. This location frequently corresponds with the location of the legal entity through which the business is conducted and the location of our clients. Transactions are recorded in the local currency and are subject to foreign exchange rate fluctuations with respect to the movement in the Canadian dollar.

	As at or for the year ended
	October 31, 2025				October 31, 2024
(Millions of Canadian dollars)	Canada	United States	Other International	Total	Canada	United States	Other International	Total
Total revenue	$41,861	$17,200	$7,544	$66,605	$35,847	$15,034	$6,463	$57,344
Net income	14,537	3,804	2,028	20,369	11,266	2,880	2,094	16,240
Total assets	1,278,626	681,125	365,255	2,325,006	1,205,561	615,747	350,274	2,171,582